FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 62,951,000,000		$ 62,951,000,000		$ 62,794,000,000
Fair value gains (losses)	11,000,000	$ (72,000,000)	(292,000,000)	$ (172,000,000)
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	(2,000,000)	(63,000,000)	(54,000,000)	(93,000,000)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 0	$ 0	$ 2,000,000